THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY
    14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON May 15, 2006.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sandell Asset Management Corp.
Address:   40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim O'Brien
Title:  Chief Financial Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Tim O'Brien
------------------
(Signature)

New York, New York
------------------
(City, State)

May 22, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $247,854 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
AMENDED FILING FOR QTR ENDED: 12/31/05        Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:      Item 6:   Item 7:   Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or    Investment Managers    (a)       (b)     (c)
                                                   Number       Value   Principal     Discretion   See      Sole     Shared   None
                                                              (X$1000)    Amount                 Instr.V

BEVERLY ENTERPRISES INC           COM            087851-30-9   38,153   3,269,300 SH    SOLE                3,269,300   -       -
BURLINGTON RES INC                COM            122014-10-3   80,976     939,400 SH    SOLE                  939,400   -       -
CHIRON CORP                       COM            170040-10-9   9,332      210,000 SH    SOLE                  210,000   -       -
CINERGY CORP                      COM            172474-10-8   106,486  2,507,910 SH    SOLE                2,507,910   -       -
NTL INC                           COM            62940M-10-4   10,893     160,000 SH    SOLE                  160,000   -       -
TELE CENTRO OESTE CELULAR S       SPONSORED ADR  87923P-10-5   2,014      179,500 SH    SOLE                  179,500   -       -


                                               Value Total   $247,854

                                               Entry Total:        6